PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 192	$ 1,924
Prepaid insurance	241	575
Other prepaid expenses	42	65
Tax deposits	68	64
Other receivables	12	39
Total prepaid expenses and other receivables	$ 555	$ 2,667